UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  /  / is a restatement.
                                   /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD  2450
          Fort Worth , TX 76155


Form 13F File Number:  28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

/s/ Rosemary K. Behan      Fort Worth, TX     September 18, 2012
---------------------     ---------------     ------------------
     [Signature]           [City, State]            [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:
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Form 13F File Number                          Name

28-01006                     Barrow, Hanley, Mewhinney & Strauss, LLC
28-02204                     Brandywine Global Investment Management, LLC
28-11166                     Calamos Advisors LLC
28-03578                     Franklin Advisers, Inc.
28-10981                     Goldman Sachs Asset Management, L.P.
28-10068                     Hotchkis and Wiley Capital Management LLC
28-10469                     Lazard Asset Management LLC
28-05723                     Metropolitan West Capital Management, LLC
28-11866                     Morgan Stanley Investment Management Inc.
28-11411                     Opus Capital Group, LLC
28-03042                     PanAgora Asset Management, Inc.
28-03791                     Pzena Investment Management, LLC
28-01074                     Templeton Investment Counsel, LLC
28-00242                     The Boston Company Asset Management, LLC
28-04884                     The Renaissance Group LLC
28-03676                     Winslow Capital Management, Inc.
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